RELATED PARTY TRANSACTIONS - Ship Finance Limited (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021 vessel	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2021 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2021 vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	9
SFL
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel			1	1
SFL | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel				9			8
Commercial management fee revenue per day for first seven dry bulk vessels | $				$ 125
Number of vessels for which management fee is $125 dollars per day | vessel				4	7
Commercial management fee revenue, rate 2 | $				$ 75	$ 75
Number of vessels for which management fee is $75 dollars per day | vessel				3	7
Commercial management fee revenue, rate 3 | $				$ 37.5
Commercial management fee revenue per day for managing vessels | $				$ 125	$ 125
Number of vessels for which management fee is $37.5 dollars per day | vessel			1	2
SFL | Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel				16	14		16
Commercial management fee revenue per day for managing vessels | $				$ 75	$ 75
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel		8	8	8	8	8
Aggregate price sold en-bloc | $		$ 272,000,000
Duration of time charter		10 years
Purchase option net of sellers credit | $		$ 112,000,000				$ 112,000,000
Purchase option timing from lease inception		10 years
Charter term extension		3 years				3 years
Daily time charter rate extension | $		$ 14,900				$ 14,900